Shareholder Report, Line Graph (Details) 74200164300_Putnam Focused International Equity Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name												Class A (with sales charge)
Accumulated Value		$ 16,337	$ 13,556	$ 11,591	$ 16,364	$ 12,743	$ 12,540	$ 11,180	$ 11,573	$ 9,194	$ 9,425	$ 21,393
MSCI ACWI ex USA Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI ex USA Index-NR
Accumulated Value		16,757	13,477	12,025	15,976	12,321	12,652	11,370	12,392	10,022	10,000	$ 20,934
Putnam Focused International Equity Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Putnam Focused International Equity Linked Benchmark†
Accumulated Value		$ 20,034	$ 16,114	$ 14,378	$ 19,101	$ 14,780	$ 14,162	$ 12,567	$ 12,423	$ 10,118	$ 10,000	$ 25,029

[1]
†	The Putnam Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through March 31, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.